LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments
March 31, 2021 (unaudited)
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–97.55%
INVESTMENT COMPANIES–97.55%
Equity Funds–43.92%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Delaware Mid Cap Value Fund	2,817,021	$ 114,300,646
LVIP SSGA Large Cap 100 Fund	30,655,228	459,920,382
LVIP SSGA Mid-Cap Index Fund	22,396,854	324,104,869
LVIP SSGA Nasdaq-100 Index Fund	5,508,787	52,658,494
LVIP SSGA S&P 500 Index Fund	68,273,909	1,745,285,946
LVIP SSGA Small-Cap Index Fund	9,330,521	377,410,224
LVIP T. Rowe Price Growth Stock Fund	5,273,033	348,152,024
LVIP T. Rowe Price Structured Mid-Cap Growth Fund	2,730,956	99,890,196
		3,521,722,781
Fixed Income Funds–26.81%
✧✧Lincoln Variable Insurance Products Trust-
LVIP BlackRock Inflation Protected Bond Fund	14,862,356	157,273,452
LVIP Delaware Bond Fund	53,739,414	750,793,353
LVIP JPMorgan High Yield Fund	19,627,877	212,844,698
LVIP PIMCO Low Duration Bond Fund	2,650,148	26,745,292
LVIP SSGA Bond Index Fund	19,911,454	231,809,145
LVIP SSGA Short-Term Bond Index Fund	2,037,834	21,219,963
LVIP Western Asset Core Bond Fund	72,142,671	748,696,641
		2,149,382,544
Global Equity Fund–1.51%
✧✧Lincoln Variable Insurance Products Trust– LVIP BlackRock Global Real Estate Fund	12,956,744	120,743,894
		120,743,894
	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Global Fixed Income Fund–0.96%
✧✧Lincoln Variable Insurance Products Trust– LVIP Global Income Fund	6,603,179	$ 76,999,676
		76,999,676
International Equity Funds–24.35%
✧✧Lincoln Variable Insurance Products Trust-
LVIP Loomis Sayles Global Growth Fund	9,238,660	149,222,833
LVIP MFS International Growth Fund	16,888,280	367,894,287
LVIP Mondrian International Value Fund	13,198,594	215,717,827
LVIP SSGA Developed International 150 Fund	26,707,331	227,653,292
LVIP SSGA Emerging Markets 100 Fund	8,531,564	78,840,178
LVIP SSGA Emerging Markets Equity Index Fund	21,716,229	293,581,696
LVIP SSGA International Index Fund	57,828,860	619,115,776
		1,952,025,889
Total Affiliated Investments (Cost $5,441,882,440)		7,820,874,784
UNAFFILIATED INVESTMENT–2.28%
INVESTMENT COMPANY–2.28%
Money Market Fund–2.28%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 0.04%)	182,779,420	182,779,420
Total Unaffiliated Investment (Cost $182,779,420)		182,779,420

TOTAL INVESTMENTS–99.83% (Cost $5,624,661,860)	8,003,654,204
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES–0.17%	13,842,843
NET ASSETS APPLICABLE TO 518,132,546 SHARES OUTSTANDING–100.00%	$8,017,497,047

✧✧ Standard Class shares.
LVIP Global Growth Allocation Managed Risk Fund–1

LVIP Global Growth Allocation Managed Risk Fund
Schedule of Investments (continued)
The following futures contracts were outstanding at March 31, 2021:
Futures Contracts
Contracts to Buy (Sell)		Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation[1]	Value/ Unrealized Depreciation[1]
Currency Contracts:
67	Australian Dollar	$5,093,005	$5,183,509	6/14/21	$—	$(90,504)
114	British Pound	9,818,963	9,886,742	6/14/21	—	(67,779)
120	Euro	17,613,000	17,910,096	6/14/21	—	(297,096)
126	Japanese Yen	14,230,913	14,446,001	6/14/21	—	(215,088)
15	Swedish Krona	3,437,400	3,528,912	6/14/21	—	(91,512)
					—	(761,979)
Equity Contracts:
332	E-mini MSCI Emerging Markets Index	21,953,500	22,104,384	6/18/21	—	(150,884)
163	E-mini Russell 2000 Index	18,113,375	19,071,937	6/18/21	—	(958,562)
579	E-mini S&P 500 Index	114,856,230	113,370,972	6/18/21	1,485,258	—
132	E-mini S&P MidCap 400 Index	34,389,960	34,674,859	6/18/21	—	(284,899)
394	Euro STOXX 50 Index	17,862,613	17,486,324	6/18/21	376,289	—
116	FTSE 100 Index	10,681,690	10,749,735	6/18/21	—	(68,045)
156	OMXS 30 Index	3,906,944	3,826,952	4/16/21	79,992	—
42	SPI 200 Index	5,396,071	5,431,192	6/17/21	—	(35,121)
83	TOPIX Index	14,647,279	14,478,723	6/10/21	168,556	—
					2,110,095	(1,497,511)
Total Futures Contracts					$2,110,095	$(2,259,490)
The use of futures contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

[1] Includes cumulative appreciation (depreciation) of futures contracts from the date the contracts were opened through March 31, 2021.

Summary of Abbreviations:
FTSE–Financial Times Stock Exchange
MSCI–Morgan Stanley Capital International
OMXS–Stockholm Stock Exchange
S&P–Standard & Poor’s
SPI–Swiss Performance Index
TOPIX–Tokyo Stock Price Index
See accompanying notes.
LVIP Global Growth Allocation Managed Risk Fund–2

LVIP Global Growth Allocation Managed Risk Fund
Notes
March 31, 2021 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Global Growth Allocation Managed Risk Fund (the “Fund”) is an investment company in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidelines for investment companies. The following accounting policies are in accordance with U.S. GAAP and are consistently followed by the Fund.
Security Valuation –The Fund operates under a fund of funds structure and invests substantially all of its assets in open-end investment companies, including Exchange-Traded Funds (“ETFs”), and mutual funds that are advised by Lincoln Investment Advisors Corporation (“LIAC”) or other unaffiliated managers (collectively, the “Underlying Funds”). ETFs, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (“NYSE”) on the valuation date. ETFs traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an ETF does not trade, then the mean between the bid and ask prices is used, which approximates fair value. The Fund values Underlying Funds that are open-end funds at their published net asset value (“NAV”), computed as of the close of regular trading on the NYSE on days when the NYSE is open. Securities of each open-end Underlying Fund are valued under the valuation policy of such Underlying Fund. For information regarding the determination of the Underlying Funds’ NAVs, see the Underlying Funds’ prospectuses and statements of additional information. Financial statements for the Underlying Funds can be found at www.sec.gov.   Investments in government money market funds have a stable NAV.   Futures contracts are valued at the daily quoted settlement prices.
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.
Level 1–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–	inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2021:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Affiliated Investment Companies	$7,820,874,784	$—	$—	$7,820,874,784
Unaffiliated Investment Company	182,779,420	—	—	182,779,420
Total Investments	$8,003,654,204	$—	$—	$8,003,654,204
Derivatives:
Assets:
Futures Contracts	$2,110,095	$—	$—	$2,110,095
Liabilities:
Futures Contracts	$(2,259,490)	$—	$—	$(2,259,490)
There were no Level 3 investments at the beginning or end of the period.
LVIP Global Growth Allocation Managed Risk Fund–3

LVIP Global Growth Allocation Managed Risk Fund
Notes (continued)
3. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, LIAC (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended March 31, 2021, were as follows:
	Value 12/31/20	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 03/31/21	Number of Shares 03/31/21	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-97.55%@
Equity Funds-43.92%@
✧✧LVIP Delaware Mid Cap Value Fund	$78,560,008	$25,741,303	$3,008,152	$96,969	$12,910,518	$114,300,646	2,817,021	$—	$—
✧✧LVIP SSGA Large Cap 100 Fund	422,943,116	84,329	29,370,258	2,762,682	63,500,513	459,920,382	30,655,228	—	—
✧✧LVIP SSGA Mid-Cap Index Fund	320,302,157	61,893	37,688,459	9,087,192	32,342,086	324,104,869	22,396,854	—	—
✧✧LVIP SSGA Nasdaq-100 Index Fund	—	55,960,204	826,594	(46,375)	(2,428,741)	52,658,494	5,508,787	—	—
✧✧LVIP SSGA S&P 500 Index Fund	1,882,455,932	338,863	248,700,353	129,528,861	(18,337,357)	1,745,285,946	68,273,909	—	—
✧✧LVIP SSGA Small-Cap Index Fund	372,570,828	75,819	42,602,874	16,419,261	30,947,190	377,410,224	9,330,521	—	—
✧✧LVIP T. Rowe Price Growth Stock Fund	366,357,588	71,950	27,039,540	3,522,045	5,239,981	348,152,024	5,273,033	—	—
✧✧LVIP T. Rowe Price Structured Mid-Cap Growth Fund	81,982,288	22,709,750	3,019,960	361,289	(2,143,171)	99,890,196	2,730,956	—	—
Fixed Income Funds-26.81%@
✧✧LVIP BlackRock Inflation Protected Bond Fund	151,246,212	10,877,674	5,142,476	37,537	254,505	157,273,452	14,862,356	—	—
✧✧LVIP Delaware Bond Fund	733,622,962	65,110,392	24,992,432	(1,244,771)	(21,702,798)	750,793,353	53,739,414	—	—
✧✧LVIP JPMorgan High Yield Fund	207,546,736	7,991,178	6,942,342	(43,591)	4,292,717	212,844,698	19,627,877	—	—
✧✧LVIP PIMCO Low Duration Bond Fund	44,231,531	5,261	17,553,589	211,430	(149,341)	26,745,292	2,650,148	—	—
✧✧LVIP SSGA Bond Index Fund	225,525,541	22,069,110	7,713,714	(271,178)	(7,800,614)	231,809,145	19,911,454	—	—
✧✧LVIP SSGA Short-Term Bond Index Fund	20,224,461	1,724,156	694,234	7,430	(41,850)	21,219,963	2,037,834	—	—
✧✧LVIP Western Asset Core Bond Fund	735,231,154	67,092,840	24,992,432	(785,808)	(27,849,113)	748,696,641	72,142,671	—	—
Global Equity Fund-1.51%@
✧✧LVIP BlackRock Global Real Estate Fund	115,642,672	1,027,105	3,856,857	168,957	7,762,017	120,743,894	12,956,744	—	—
Global Fixed Income Fund-0.96%@
✧✧LVIP Global Income Fund	75,560,328	6,757,736	2,571,238	(42,045)	(2,705,105)	76,999,676	6,603,179	—	—
International Equity Funds-24.35%@
✧✧LVIP Loomis Sayles Global Growth Fund	156,932,224	30,946	12,228,218	2,280,817	2,207,064	149,222,833	9,238,660	—	—
✧✧LVIP MFS International Growth Fund	376,190,750	3,467,391	12,341,942	3,064,288	(2,486,200)	367,894,287	16,888,280	—	—
✧✧LVIP Mondrian International Value Fund	210,499,293	41,778	8,422,411	74,294	13,524,873	215,717,827	13,198,594	—	—
✧✧LVIP SSGA Developed International 150 Fund	222,357,406	43,325	20,043,805	1,347,076	23,949,290	227,653,292	26,707,331	—	—
✧✧LVIP SSGA Emerging Markets 100 Fund	81,779,400	15,473	9,676,667	885,109	5,836,863	78,840,178	8,531,564	—	—
✧✧LVIP SSGA Emerging Markets Equity Index Fund	248,335,032	53,714,827	9,151,685	97,099	586,423	293,581,696	21,716,229	—	—
✧✧LVIP SSGA International Index Fund	647,625,425	123,786	49,484,312	10,100,595	10,750,282	619,115,776	57,828,860	—	—
Total	$7,777,723,044	$345,137,089	$608,064,544	$177,619,163	$128,460,032	$7,820,874,784		$—	$—

@ As a percentage of Net Assets as of March 31, 2021.
✧✧ Standard Class shares.
LVIP Global Growth Allocation Managed Risk Fund–4

LVIP Global Growth Allocation Managed Risk Fund
Notes (continued)
 3. Transactions with Affiliates (continued)
LVIP Global Growth Allocation Managed Risk Fund–5